INVESTMENT PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2019
Investment property [abstract]
Disclosure of fair value measurement of assets [text block]
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the fair value hierarchy levels:

	2019			2018
AS AT DEC. 31 (MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Other financial assets
Government bonds	$—	$2,403	$—	$—	$88	$—
Corporate bonds	—	2,682	275	—	632	—
Fixed income securities and other	419	851	480	22	369	490
Common shares and warrants	1,966	421	802	1,928	229	222
Loans and notes receivables	—	51	4	—	46	4
Accounts receivable and other	1	1,737	219	44	1,990	79
	$2,386	$8,145	$1,780	$1,994	$3,354	$795
Financial liabilities
Accounts payable and other	$93	$3,749	$686	$81	$2,622	$659
Subsidiary equity obligations	—	40	1,856	—	85	1,640
	$93	$3,789	$2,542	$81	$2,707	$2,299
The following table presents our investment properties measured at fair value:

AS AT DEC. 31 (MILLIONS)	2019	2018
Core office
United States	$15,748	$15,237
Canada	4,806	4,245
Australia	2,300	2,391
Europe	2,867	1,331
Brazil	361	329
Core retail	21,561	17,607
LP investments and other
LP investments office	8,756	8,438
LP investments retail	2,812	3,414
Logistics	94	183
Multifamily	2,937	4,151
Triple net lease	4,508	5,067
Self-storage	1,007	931
Student housing	2,605	2,417
Manufactured housing	2,446	2,369
Mixed-Use	2,703	12,086
Directly-held real estate properties	19,814	2,750
Other investment properties	1,361	1,363
	$96,686	$84,309

Disclosure of significant unobservable inputs used in fair value measurement of assets [text block]
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of Level 3 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value Dec. 31, 2019	Valuation Techniques	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value
Fixed income securities and other	$480	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Corporate bonds	275	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Common shares (common shares and warrants)	802	Black-Scholes model	• Volatility	• Increases (decreases) in volatility increase (decreases) fair value
			• Term to maturity	• Increases (decreases) in term to maturity increase (decrease) fair value
Limited-life funds (subsidiary equity obligations)	(1,856)	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
			• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) fair value
			• Investment horizon	• Increases (decreases) in the investment horizon decrease (increase) fair value
Derivative assets/Derivative liabilities (accounts receivable/payable)	219 /	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
	(686)
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
The significant unobservable inputs (Level 3) included in the discounted cash flow models used when determining the fair value of standing timber and agricultural assets include:

Valuation Techniques	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value	Mitigating Factors
Discounted cash flow analysis	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from cash flows
	• Timber / agricultural prices	• Increases (decreases) in price increase (decrease) fair value	• Increases (decreases) in price tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from price
	• Discount rate /terminal capitalization rate	• Increases (decreases) in discount rate or terminal capitalization rate decrease (increase) fair value	• Decreases (increases) in discount rates or terminal capitalization rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from rates
	• Exit Date	• Increases (decreases) in exit date decrease (increase) fair value	• Increases (decreases) in the exit date tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year
The significant Level 3 inputs include:

Valuation Technique	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value	Mitigating Factors
Discounted cash flow analysis[1]	• Future cash flows – primarily driven by net operating income	• Increases (decreases) in future cash flows increase (decrease) fair value	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from cash flows
	• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value	• Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from discount rates
	• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) fair value	• Increases (decreases) in terminal capitalization rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from terminal capitalization rates
	• Investment horizon	• Increases (decreases) in the investment horizon decrease (increase) fair value	• Increases (decreases) in the investment horizon tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year

1.
Certain investment properties are valued using the direct capitalization method instead of a discounted cash flow model. Under the direct capitalization method, a capitalization rate is applied to estimated current year cash flows.

The following table summarizes the key valuation metrics of the company’s investment properties:

	2019			2018
AS AT DEC. 31	Discount Rate	Terminal Capitalization Rate	Investment Horizon (years)	Discount Rate	Terminal Capitalization Rate	Investment Horizon (years)
Core office
United States	7.0%	5.6%	12	6.9%	5.6%	12
Canada	5.9%	5.2%	10	6.0%	5.4%	10
Australia	6.8%	5.9%	10	7.0%	6.2%	10
Europe	4.6%	4.1%	11	n/a	n/a	n/a
Brazil	7.9%	7.4%	10	9.6%	7.7%	6
Core retail	6.7%	5.4%	10	7.1%	6.0%	12
LP investments and other
LP investments office	10.0%	7.3%	7	10.2%	7.0%	6
LP investments retail	8.8%	7.3%	10	8.9%	7.8%	9
Mixed-use	7.6%	5.4%	10	7.8%	5.4%	10
Logistics[1]	5.8%	n/a	n/a	9.3%	8.3%	10
Multifamily[1]	5.1%	n/a	n/a	4.8%	n/a	n/a
Triple net lease[1]	6.3%	n/a	n/a	6.3%	n/a	n/a
Self-storage[1]	5.6%	n/a	n/a	5.7%	n/a	n/a
Student housing[1]	5.8%	n/a	n/a	5.6%	n/a	n/a
Manufactured housing[1]	5.5%	n/a	n/a	5.4%	n/a	n/a
Directly-held real estate properties[2]	5.2% – 9.2%	6.1%	19	7.4%	6.8%	10
Other investment properties[1]	8.9%	n/a	n/a	9.3%	n/a	n/a

1.
Multifamily, triple net lease, self-storage, student housing, manufactured housing and other investment properties are valued using the direct capitalization method. The rates presented as the discount rate represent the overall implied capitalization rate. The terminal capitalization rate and the investment horizon are not applicable.

Key valuation metrics of the company’s utilities, transport, energy, data infrastructure and sustainable resources assets at the end of 2019 and 2018 are summarized below.

	Utilities		Transport		Energy		Data Infrastructure		Sustainable Resources
AS AT DEC. 31	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018
Discount rates	7 – 14%	7 – 14%	9 – 14%	10 – 13%	12 – 15%	12 – 15%	13 – 15%	13 – 15%	5 – 10%	5 – 8%
Terminal capitalization multiples	8x – 21x	8x – 22x	9x – 14x	9x – 14x	10x – 17x	10x – 14x	11x – 17x	10x – 11x	5x – 10x	12x – 23x
Investment horizon / Exit date (years)	10 – 20	10 – 20	10 – 20	10 – 20	5 – 10	10	10 – 11	10	3 – 21	3 – 30
Key valuation metrics of the company’s hydroelectric, wind and solar generating facilities at the end of 2019 and 2018 are summarized below.

	North America		Brazil		Colombia		Europe
AS AT DEC. 31	2019	2018	2019	2018	2019	2018	2019	2018
Discount rate
Contracted	4.6 – 4.9%	4.8 – 5.6%	8.2%	9.0%	9.0%	9.6%	3.5%	4.0 – 4.3%
Uncontracted	6.2 – 6.4%	6.4 – 7.2%	9.5%	10.3%	10.3%	10.9%	5.3%	5.8 – 6.1%
Terminal capitalization rate[1]	6.2 – 6.4%	6.1 – 7.1%	n/a	n/a	9.8%	10.4%	n/a	n/a
Exit date	2040	2039	2047	2047	2039	2038	2034	2033

1.	Terminal capitalization rate applies only to hydroelectric assets in North America and Colombia.
the following significant unobservable inputs as part of our valuation:

Valuation Technique	Significant Unobservable Input(s)	Relationship of Unobservable Input(s) to Fair Value	Mitigating Factor(s)
Discounted cash flow models	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) the recoverable amount	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in recoverable amounts from cash flows
	• Discount rate	• Increases (decreases) in discount rate decrease (increase) the recoverable amount	• Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in recoverable amounts from discount rates
	• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) the recoverable amount	• Increases (decreases) in terminal capitalization rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in recoverable amounts from terminal capitalization rates
	• Exit date	• Increases (decreases) in the exit date decrease (increase) the recoverable amount	• Increases (decreases) in the exit date tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year
The recoverable amounts used in goodwill impairment testing are calculated using discounted cash flow models based on the following significant unobservable inputs:

Valuation Technique	Significant Unobservable Input(s)	Relationship of Unobservable Input(s) to Fair Value	Mitigating Factor(s)
Discounted cash flow models	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) the recoverable amount	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in recoverable amounts from cash flows
	• Discount rate	• Increases (decreases) in discount rate decrease (increase) the recoverable amount	• Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in recoverable amounts from discount rates
	• Terminal capitalization rate / multiple	• Increases (decreases) in terminal capitalization rate/multiple decrease (increase) the recoverable amount
•    Increases (decreases) in terminal capitalization rates/multiple tend to be accompanied by increases (decreases) in cash flows that may offset changes in recoverable amounts from terminal capitalization rates

	• Exit date / terminal year of cash flows	• Increases (decreases) in the exit date/terminal year of cash flows decrease (increase) the recoverable amount
•    Increases (decreases) in the exit date/terminal year of cash flows tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year

Disclosure of detailed information about investment property
The following table presents the change in the fair value of the company’s investment properties:

AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2019	2018
Fair value, beginning of year	$84,309	$56,870
Additions	11,638	3,069
Acquisitions through business combinations	3,669	33,024
Increase attributable to adoption of accounting standards[1]	928	—
Dispositions[2]	(6,029)	(8,555)
Fair value changes	1,710	1,610
Foreign currency translation and other	461	(1,709)
Fair value, end of year[3]	$96,686	$84,309

1.	The company’s adoption of IFRS 16 resulted in the recognition of ROU investment properties that were previously off-balance sheet items. Refer to Note 2 for additional information.

2.	Includes amounts reclassified to held for sale.

3.
As at December 31, 2019, the ending balance includes $88.5 billion of investment properties leased to third parties. Also included in the ending balance is approximately $2.6 billion of ROU investment property balances.